Litigation (Details) $ in Thousands, award in Millions, SFr in Millions	3 Months Ended
	Jun. 30, 2022 CHF (SFr) award	Jun. 30, 2022 USD ($) award
Pending Litigation
Litigation disclosures
Net litigation provisions recorded	SFr 497
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions	1,600
Mozambique matter | United States Department of Justice (DOJ)
Litigation disclosures
Estimated damages | $		$ 22,600
Mozambique matter | United States Department of Justice (DOJ) | Penalty, basic [Member]
Litigation disclosures
of which fines | $		175,600
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC | $		92,000
Credit Suisse AG | Litigation Bulgarian former clients matter | Swiss Federal Criminal Court
Litigation disclosures
Estimated damages	19
of which fines	2
Seized client assets	SFr 12
Credit Suisse Life Bermuda Ltd [Member] | Litigation Customer account matter | Supreme Court of Bermuda
Litigation disclosures
Estimated damages | $		$ 607,350
Time limit for payment (days) | award	42	42